Income tax - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 429	$ 691	$ 52	$ 22
Deferred tax effect, equity	773	1,818	0
Tax expense (income) during the year recognized in Profit or Loss	(1,034)	(1,178)	27
Government loans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	46	47	46
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(1)	0	(1)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	24	71	71
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(47)	0	(16)
Lease contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(8)	0	0
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(8)	0	0
Cash flow hedge
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(3)	(1)	7
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(2)	(8)	14
Remeasurement of non-monetary accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(103)	99	(249)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(202)	348	(502)
Convertible debts and venture debt - liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	1,901	2,053	798
Deferred tax effect, equity	773	1,818	0
Tax expense (income) during the year recognized in Profit or Loss	(925)	(563)	798
Convertible debts and venture debt - equity component
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	2,591	1,818
Other provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(310)	(22)	(22)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(288)	0	0
From subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	19	35	52
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(16)	(17)	30
Loss available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(1,137)	(1,591)	(651)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	$ 455	$ (938)	$ (296)